Mar. 01, 2020
T. Rowe Price Summit Municipal Money Market Fund

Supplement to Prospectus Dated March 1, 2020

On May 4, 2020, the Board of Directors of the T. Rowe Price Summit Municipal Money Market Fund (the “Fund”) approved a plan of reorganization pursuant to which the Fund will transfer substantially all of its assets and liabilities to the T. Rowe Price Tax-Exempt Money Fund (the “Acquiring Fund”) in exchange for Investor Class shares of equal value of the Fund (the “Reorganization”).

The Reorganization is subject to approval by the Fund’s shareholders. All Fund shareholders at the close of business on July 31, 2020, the “record date,” will be eligible to vote on the proposed Reorganization. It is anticipated that proxy materials and voting instructions will be mailed to shareholders of record at the end of August, and a special shareholder meeting is expected to be held on October 9, 2020. Detailed information regarding the proposed Reorganization and the Acquiring Fund and its Investor Class will be provided in the proxy materials. If the proposal is approved by a majority of the Fund’s shareholders, the Reorganization is expected to close on or around October 19, 2020, at which point Fund shareholders will receive Investor Class shares of the Acquiring Fund representing the same total value as their shares of the Fund on the business day immediately preceding the closing. The Reorganization is not a taxable event, but redeeming or exchanging shares of the Fund prior to the Reorganization may be a taxable event depending on your individual tax situation.

Following the Reorganization, the Investor Class shares received in the exchange will be distributed to the Fund’s shareholders in complete liquidation of the Fund. The Fund and the Acquiring Fund have relatively similar investment objectives and investment programs, the same portfolio manager(s) and similar performance history. Please refer to the proxy materials for more information about the differences between the Fund and the Acquiring Fund. To allow for potentially greater economies of scale and to reduce inefficiencies resulting from substantially duplicate products, the Fund and the Acquiring Fund’s Boards of Directors determined that (i) participation in the transactions is in the best interest of shareholders of the Fund and the Acquiring Fund and (ii) the interests of existing shareholders will not be diluted as a result of the transactions.